Mineral Properties (Tables)	12 Months Ended
Jun. 30, 2012
Mineral Properties [Abstract]
Mineral Properties
The Company has capitalized acquisition costs on mineral properties as follows:

	June 30, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	-	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859